INCOME TAX (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Matters
Current income tax expense	€ (988)	€ (1,212)
Deferred income tax expense relating to origination and reversal of temporary differences	(281)	290
Income tax expense recognised in the income/(loss) statement	€ (1,270)	€ (922)